Related Parties Balances and Transactions	12 Months Ended
Sep. 30, 2023
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 11 — RELATED PARTIES BALANCES AND TRANSACTIONS

Accounts receivable-related parties

Accounts receivable from related parties amounted to $15,077 and $54,825 as of September 30, 2023 and 2022, respectively, which have been fully collected subsequently.

Due from a related party

Due from a related party amounted to $nil and $100,122 as of September 30, 2023 and 2022, respectively, representing the balance of funds advanced to the CEO of the Company for immediate business and travel advance on behalf of the company.

Due to a related party

Due to a related party amounted to $63,689 and $nil as of September 30, 2023 and 2022, respectively, representing the funds advanced to the Company by the CEO for working capital purpose.

Revenue earned from related parties

For the years ended September 30, 2023, 2022 and 2021, the Company provided educational management consulting service to certain kindergartens owned by the CEO and his wife and earned revenue from related parties of $310,465, $710,620 and $365,042, respectively.

Guarantee provided to a related party

On September 26, 2019, the Company’s subsidiary Xianjin Technology signed an agreement with Shanghai Pudong Development Bank to provide guarantee for a related party’s borrowing of $1,207,804 for a period from September 26, 2019 to September 26, 2022. The related party is owned by CEO, who, in return, personally indemnifies the Company against any potential losses caused by the above guaranty. As of September 30, 2022, the guarantee is expired and no liability incurred.

Guarantee provided by related parties

Several related parties guaranteed the repayment of the Company’s short-term and long-term loans. (See Note 10)